Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Detailed information about property, plant and equipment

	Exploration and Production			Oil Sands Mining and Upgrading	Midstream and Refining	Head Office	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2017	$64,816	$7,126	$4,881	$42,084	$428	$414	$119,749
Additions (1)	2,428	237	212	1,050	13	21	3,961
Transfers from E&E assets	175	—	—	222	—	—	397
Disposals/derecognitions and other	(412)	(703)	(70)	(209)	—	—	(1,394)
Foreign exchange adjustments and other	—	661	448	—	—	—	1,109
At December 31, 2018	67,007	7,321	5,471	43,147	441	435	123,822
Additions	2,613	349	233	2,154	10	34	5,393
Acquisition of Devon assets	3,325	—	—	—	—	—	3,325
Transfers from E&E assets	219	—	—	—	—	—	219
Disposals/derecognitions (2)	(537)	—	(1,515)	(285)	—	(3)	(2,340)
Foreign exchange adjustments and other	—	(374)	(256)	—	—	—	(630)
At December 31, 2019	$72,627	$7,296	$3,933	$45,016	$451	$466	$129,789

Accumulated depletion and depreciation
At December 31, 2017	$41,151	$5,653	$3,719	$3,628	$124	$304	$54,579
Expense	3,111	257	201	1,557	14	21	5,161
Disposals/derecognitions	(393)	(703)	(70)	(209)	—	—	(1,375)
Foreign exchange adjustments and other	12	528	353	5	—	—	898
At December 31, 2018	43,881	5,735	4,203	4,981	138	325	59,263
Expense	3,215	256	214	1,564	15	23	5,287
Disposals/derecognitions (2)	(537)	—	(1,515)	(285)	—	(3)	(2,340)
Foreign exchange adjustments and other	18	(279)	(190)	(13)	—	—	(464)
At December 31, 2019	$46,577	$5,712	$2,712	$6,247	$153	$345	$61,746

Net book value
- at December 31, 2019	$26,050	$1,584	$1,221	$38,769	$298	$121	$68,043
- at December 31, 2018	$23,126	$1,586	$1,268	$38,166	$303	$110	$64,559

(1)	Additions in North Sea during 2018 include a pre-tax revaluation gain of $19 million relating to acquisitions of its previously held interest.

(2)	Following demobilization of the FPSO at the Olowi field, Gabon in 2019, the Company derecognized property, plant and equipment and associated accumulated depletion and depreciation of $1,515 million.

Summary of net assets acquired and liabilities assumed
The following provides a summary of the net assets acquired relating to the acquisition:

Property, plant and equipment	$3,325
Exploration and evaluation assets	91
Inventory, prepaids and other long-term assets	195
Accrued liabilities	(21)
Asset retirement obligations	(178)
Net assets acquired	$3,412